Note 7 - Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
5
.

Warrants

The Company conducted its public stock offering through the sale of units. Each unit was sold for
$1,000
and consisted of
200
shares of common stock and a warrant to purchase an additional
200
shares of common stock at
$6.00
per share. The warrants were originally scheduled to expire, if not
exercised,
February 24, 2016.
The board of directors of the Company extended the warrant expiration date to
April 1, 2016.
As of
December 31, 2014
warrant-holders had the right to purchase
2,532,400
shares of common stock. On
February 24, 2015,
the Company registered a warrant exercise offering with the Kansas Securities Commissioner. During
2015,
warrant-holders exercised warrants for the purchase of
944,845
shares of common stock. As of
December 31, 2015
warrant-holders had the right to purchase
1,587,555
shares of common stock. During the
first
three
 months of
2016,
warrant-holders exercised their rights to purchase an additional
354,794
 shares of common stock.

Management engaged the services of an experienced valuation firm to value the warrants as of
February 24, 2013.
The valuation performed valued the warrants to be worth
$0.01
per share of common stock and management has allocated this amount from additional paid-in capital to the outstanding warrants. As the warrants have been exercised, the value allocated to the warrants exercised has been restored to additional paid-in capital. The value of outstanding warrants was reduced to zero
at
March 31, 2016.
During the warrant exercise period, we were
not
aware of any sale of our warrants.

Note
7.
     Warrants

The Company conducted its public stock offer
ing through the sale of units. Each unit was sold for
$1,000
and consisted of
200
shares of common stock and a warrant to purchase an additional
200
shares of common stock at
$6.00
per share. The warrants were scheduled to expire, if
not
exercised,
February 24, 2016.
As of
December 31, 2014
warrant-holders had the right to purchase
2,532,400
shares of common stock. On
February 24, 2015
The Company registered a warrant exercise offering with the Kansas Securities Commissioner. During
2015,
warrant-holders exercised warrants for the purchase of
944,845
shares of common stock. As of
December 31, 2015
warrant-holders had the right to purchase
1,587,555
shares of common stock. On
February 24, 2016
warrants holders were granted an extension to
April 1, 2016
to exercise their warrants. As of
December 31, 2016
there are
no
outstanding warrants.

Management engaged the services of an experienced valuation firm to value the warrants as of
February 24, 2013.
The valuation performed valued the warrants to be worth
$0.01
per share of common stock and management has allocated this amount from additional paid-in capital to the outstanding warrants. As the warrants have been exercised, the value allocated to the warrants exercised has been restored to additional paid-in capital. As of
December 31, 2016,
there is
no
remaining value assigned to the expired warrants.